Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Student Loan Portfolio By Program [Line Items]
Total accounts receivable	$ 136,560	$ 31,765	$ 8,557
Natural Gas Sales
Student Loan Portfolio By Program [Line Items]
Total accounts receivable		16,534	5,564
Joint Interest
Student Loan Portfolio By Program [Line Items]
Total accounts receivable		6,391	1,810
Other
Student Loan Portfolio By Program [Line Items]
Total accounts receivable		$ 8,840	$ 1,183